SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS (Details) - USD ($)		3 Months Ended						6 Months Ended		12 Months Ended
	Mar. 16, 2026	Mar. 31, 2026		Dec. 31, 2025	Mar. 31, 2025		Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Net profit/(loss)		$ (639,866)		$ (58,902)	$ 824,126		$ 907,068	$ (698,768)	$ 1,731,194			$ 3,416,169			$ 1,867,387
Weighted-average common shares outstanding, diluted	50,000,000
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Net profit/(loss)		$ (1,531,458)			$ (404,924)					$ (2,574,350)			$ (6,341,243)
Weighted-average common shares outstanding, basic		26,939,850	[1]		21,351,250	[1]				22,603,000	[2]		17,322,917
Weighted-average common shares outstanding, diluted		26,939,850	[1]		21,351,250	[1]				22,603,000	[2]		17,322,917	[2]
Net loss per common share, basic		$ (0.06)			$ (0.02)					$ (0.11)			$ (0.37)
Net loss per common share, diluted		$ (0.06)			$ (0.02)					$ (0.11)			$ (0.37)

[1]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026
[2]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026